Financial instruments - additional information - Foreign exchange risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign exchange risk
Amount of exchange gain (loss) recognised	£ 281	£ (112)	£ 1,005
Foreign exchange risk
Foreign exchange risk
Percentage of financial assets in other than functional currencies	26.00%	24.00%
Percentage of financial liabilities in other than functional currencies	13.00%	16.00%
Foreign exchange risk | UK with-profits fund
Foreign exchange risk
Percentage of non-functional currency financial assets held by fund	49.00%	52.00%
Percentage of non-functional currency financial liabilities held by fund	28.00%	28.00%